Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER EQUITY INCOME FUND
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2014